John Hancock Funds III
601 Congress Street
Boston, MA 02210
July 1, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the Prospectuses and Statement of Additional Information for the Trust dated July 1, 2009, contain no changes from the form of Prospectuses and Statement of Additional Information contained in Post-effective Amendment No. 19 filed electronically with the Commission on June 29, 2009, via EDGAR.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.
Sincerely,

/s/ David D. Barr
David D. Barr, Esq.
Assistant Secretary